Registration Nos. 2-11101
811-242

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.

       Post-Effective Amendment No.                 101                  x
                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   35                                       x
                        (Check appropriate box or boxes)

NEW ENGLAND FUNDS TRUST II
(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of Principal Executive Offices)

(617) 578-1388
(Registrant's Telephone Number, including Area Code)

       Robert P. Connolly, Esq.    Copy to:Edward A. Benjamin, Esq.
       New England Funds, L.P.             Ropes & Gray
       399 Boylston Street                 One International Place
       Boston, Massachusetts 02116         Boston, Massachusetts 02110-26624
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective
  (check appropriate box)

          immediately upon filing pursuant to paragraph (b) of Rule 485

       X  on December 26, 1995 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a)(1) of Rule 485 on [date] pursuant to paragraph (a)(1) of Rule 485

          75 days after filing pursuant to paragraph (a)(2) of Rule 485 on [date] pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:


          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed on February 27, 1995 the Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1994.



Registration Nos. 2-11101
811-242

                           NEW ENGLAND FUNDS TRUST II
                                     PART C
                               OTHER INFORMATION


     Part C of Post-Effective Amendment No. 100 to this Registration Statement, filed on October 11, 1995, is incorporated herein by reference in its entirety.


The following additional information is hereby added to such Part C:


Item 32.     Undertakings

     (b) The Registrant undertakes to file a post-effective amendment, including financial statements relating to its Growth Fund of Israel series, which need not be certified, within four to six months after the effectiveness of Post-Effective Amendment No. 100 to this Registration Statement.



Registration Nos. 2-11101
811-242


NEW ENGLAND FUNDS TRUST II

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 101 to its Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, and that it has duly caused this Post-Effective Amendment No. 101 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 22d day of December, 1995.




                            New England Funds Trust II


                            By: PETER S. VOSS*
                            Peter S. Voss
                            Chief Executive Officer




                        By:  ROBERT P. CONNOLLY Robert P. Connolly
                            Attorney-in-fact




Registration Nos. 2-11101
811-242

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature               Title                       Date
PETER S. VOSS<F1>          Chairman of the Board;      December 22, 1995
Peter S. Voss           Chief Executive Officer;
                        Principal Executive
                        Officer; Trustee

FRANK NESVET            Treasurer                   December 22, 1995
Frank Nesvet

GRAHAM T. ALLISON JR.<F1>  Trustee                     December 22, 1995
Graham T. Allison Jr.

KENNETH J. COWAN<F1>       Trustee                     December 22, 1995
Kenneth J. Cowan

SANDRA O. MOOSE<F1>        Trustee                     December 22, 1995
Sandra O. Moose

JAMES H. SCOTT<F1>         Trustee                     December 22, 1995
James H. Scott

HENRY L.P. SCHMELZER<F1>   Trustee and President       December 22, 1995
Henry L.P. Schmelzer

JOHN A. SHANE<F1>          Trustee                     December 22, 1995
John A. Shane

PENDLETON P. WHITE<F1>     Trustee                     December 22, 1995
Pendleton P. White


                  *By:  ROBERT P. CONNOLLY
                        Robert P. Connolly
                        Attorney-In-Fact
                        December 22, 1995